SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Basis of preparation and measurement

(a)	Basis of preparation and measurement

The financial statements are presented in millions of Brazilian Reais (“R$”), unless otherwise indicated, rounded to the nearest million. The measurement basis used in preparing the financial statements is the historical cost, net realizable value, fair value or recoverable amount.

Recently issued IFRS

(b)	Recently issued IFRS

The revised standards and new standards, which became effective in 2022 are not applicable or did not have any material impact for the Company for the preparation of these consolidated financial statements.

Other Standards, Interpretations and Amendments to Standards

There are no other Standards, Interpretations and/or Amendments to Standards that are not in force and that the Company expects to have a material impact resulting from their application in the consolidated financial statements.

Consolidated financial statements

(c)	Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates used in these consolidated financial statements are prepared for the same reporting period as Ambev, using a consistent accounting policy.

All intercompany transactions, balances and unrealized gains or losses on transactions between group companies have been eliminated.

Subsidiaries

The Company controls an entity when it is exposed to or has rights to variable returns due to its involvement with the entity, and it is able to affect those returns through its power over the entity. When assessing control, potential voting rights are considered. Control is presumed to exist where the Company owns, directly or indirectly, more than half of the voting rights (which does not always equate to economic ownership), unless it can be demonstrated that such ownership does not confer control.

Subsidiaries are consolidated from the date on which control is obtained by the Company, except when the predecessor basis of accounting is applied to transactions of business combinations under common control. Consolidation is discontinued from the date on which control ceases.

Ambev uses the purchase method to account for its business combinations. The consideration transferred for the acquisition of a subsidiary represents the fair value of the assets transferred, the liabilities incurred, and the equity interest issued by Ambev.

The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income as they are incurred. Assets, liabilities and contingent liabilities acquired or assumed in a business combination are recognized initially at their fair value as at the acquisition date. Ambev recognizes the non-controlling interest in the acquiree, either at its fair value or at the non-controlling interest’s proportional share of the net assets acquired. The measurement of the non-controlling interest to be recognized is determined for each acquisition.

The excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired, at the date of acquisition, is recorded as goodwill. When the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized directly in income.

All intercompany transactions, balances and unrealized gains and losses on transactions between group companies have been eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Associates

Associates are companies which the Company has significant influence over the financial and operational policies but does not control.

The list of main associates and subsidiaries are disclosed in note 32 - Group Companies

Joint arrangements

Joint arrangements are all entities over which the Company shares control with one or more parties. Joint arrangements are classified either as joint operations or joint ventures depending on the contractual rights and obligations of each investor.

Business combination between entities under common control

Business combinations between entities under common control have not been addressed under IFRS how they should be disclosed remains unclear. IFRS 3 - Business Combinations is the standard applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control, thus, in evaluating transactions of this nature, Management’s judgment is required to adequately reflect the essence and economic reality of each transaction.

i) Predecessor basis of accounting

In accordance with IAS 8, Management has adopted the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value as at the transfer date. If the book value of the assets and liabilities transferred by the parent is different from the historical cost recorded by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, as a counter-entry to shareholders' equity against the carrying value adjustments.

ii) Assets Swap

For transactions between entities under common control that involve the disposal or transfer of assets from the subsidiary to its parent company (i.e. above the level of the consolidated financial statements), the Company assesses the existence of: (i) any conflicts of interest; and (ii) the economic substance and purpose of the transaction. Having fulfilled these assumptions, the Company adopted as a policy the concepts of IAS 16 in order to provide adequate visibility and a fair impact on the amount of distributable results to its shareholders, specially the non-controlling interest. This policy also includes assets acquired through the swapping of non-cash assets, or swaps with a combination of cash and non-cash assets. The assets swapped may be of the same or a different nature. The cost of such assets is measured at fair value, unless: (i) the swap transaction is not commercial in nature; or (ii) the fair value of the asset received (and the asset assigned) cannot be reliably measured. The acquired asset is measured in this way even if the assignor entity cannot immediately remove the asset from its books. If the acquired asset is not measurable at fair value, its cost is determined based on the book value of the assigned asset.

Whenever assets distributed are not recorded as cash, the asset, before distribution, is recorded at its fair value in the income account. This procedure is applicable to distributions where the assets are of the same nature and therefore can be treated equally. However, similarly to IFRIC 17, in the absence of a specific accounting practice for transactions under common control, the Company applies these procedures as part of its accounting practices. We also apply the same procedures to sales (products, supplies, etc.) to its controlling entity, where the positive result of the sale is recognized in income.

Foreign currency translation

(d)	Foreign currency translation

Functional and presentation currency

The items included in the financial statements of each subsidiary of the Company are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The functional and presentation currency of the Company financial statements is the Brazilian Real.

Transactions and balances

Foreign currency transactions are accounted for at the exchange rates prevailing as at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated using the balance sheet date rate. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing as at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies stated at fair value are translated at the exchange rate in force as at the date on which the fair value was determined. Gains and losses arising from the settlement of transactions in foreign currencies and resulting from the conversion of assets and liabilities denominated in foreign currencies are recognized in the income statement.

Foreign exchange gains and losses related to loans and cash and cash equivalents are presented in the statement of income as finance expenses or finance income.

Conversion of the financial statements of subsidiaries located abroad

Assets and liabilities of subsidiaries located abroad are translated at the foreign exchange rates prevailing at the balance sheet date, while amounts from the income statement and cash flow are translated at the average exchange rate for the year, and changes in equity are translated at the historical exchange rate of each transaction. Translation adjustments arising from the difference between the average exchange rates and the historical rates are recorded directly in carrying value adjustments.

Upon consolidation, exchange differences arising from the translation of equity in foreign operations and borrowing and other currency instruments designated as net investment hedges are recognized in carrying value adjustments, an equity reserve, and included in other comprehensive income.

Even when recorded in the acquiring entity, the goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the foreign exchange rate at the balance sheet date.

Net investments in foreign operations

An entity may have a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future, and which does not include trade receivables or trade payables. Exchange differences arising shall be recognized initially in other comprehensive income and reclassified from equity to profit or loss upon the disposal of the net investment.

Financial reporting in hyperinflationary economies

Under IAS 29, the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether using the historical costs approach or the current costs approach, shall be stated in terms of the unit of measurement in force at the end of the reporting period, and translated into Reais at the closing rate for the period.

Exchange rates

The most significant exchange rates used for the preparation of the Company’s financial statements are as follow:

			Closing rate			Average rate
Currency	Name	Country	2022	2021	2020	2022	2021	2020

CAD	Canadian Dollar	Canada	3.8540	4.3914	4.0791	3.9807	4.2960	3.6414
DOP	Dominican Peso	Dominican republic	0.0925	0.0970	0.0891	0.0937	0.0938	0.0885
USD	US Dollar	Panamá and Cuba	5.2177	5.5805	5.1967	5.1644	5.3687	4.9348
GTQ	Quetzal	Guatemala	0.6623	0.7201	0.6700	0.6649	0.6954	0.6405
ARS	Argentinean Peso	Argentina	0.0295	0.0543	0.0618	0.0403	0.0568	0.0750
BOB	Bolivian Peso	Bolivia	0.7497	0.8018	0.7467	0.7420	0.7714	0.7090
PYG	Guarani	Paraguay	0.0007	0.0008	0.0007	0.0007	0.0008	0.0007
UYU	Uruguayan Peso	Uruguay	0.1302	0.1249	0.1227	0.1253	0.1236	0.1218
CLP	Chilean Peso	Chile	0.0061	0.0066	0.0073	0.0059	0.0071	0.0062
BBD	Barbadian Dollar	Barbados	2.5721	2.7510	2.5618	2.5458	2.6465	2.4326

Segment reporting

(e)	Segment reporting

Reportable segments are identified based on the internal reporting regularly reviewed by the chief operating decision maker of the Company, the Chief Executive Officer, for the purpose of evaluating the performance of each segment and allocating resources to those segments. Accordingly, segment information is presented by geographical area, since the risks and rates of return are affected predominantly by the fact that the Company operates in different regions.

Performance information by business unit (Beer and Non-alcoholic beverages (“NAB”)), is also presented to the Company’s chief decision maker and is disclosed as additional information, even though it does not qualify as a segment.

The Company conducts its operations across four business segments, as follow:

▪ Brazil, where the Company operates two business subunits: (i) beer and (ii) non-alcoholic beverages (NAB);

▪ Central America and Caribbean (“CAC”), which includes direct operations in the Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala (which also serves El Salvador, Nicaragua and Honduras), Barbados and Panama;

▪ Latin America South (LAS), which includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay; and

▪ Canada, represented by the operations of Labatt Brewing Company Ltd.

Revenue recognition

(f)	Revenue recognition

The Company recognizes revenue when the amount of revenue can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Company, as described below.

Revenue represents the fair value of the amount received or receivable upon the sale of products or the rendering of services in the ordinary course of business. Revenue is presented net of taxes, returns, rebates and discounts, as well as net of the elimination of sales between group companies.

Goods sold

Revenue is measured based on the consideration which the Company expects to have the right to receive in contracts with customers and excludes amounts collected on behalf of third parties.

Revenue recognition is based on the five-step approach of IFRS 15 - “Revenue from Contracts with Customers”:

•	Identification of the contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contracts; and

•	Revenue recognition when the performance obligations have been satisfied, meaning when the company transfers control of a product to a customer.

Revenue from the sale of goods is measured at the amount that reflects the best estimate of the consideration expected to be received in exchange for those goods. Contracts can include significant variable elements, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses and penalties. These trade incentives are treated as variable considerations. If the consideration includes a variable component, the company estimates the amount of consideration to which it will be entitled for transferring the promised goods or services to the customer. A variable consideration is only included in the transaction price if it is highly probable that the amount of revenue recognized would not be subject to significant future reversals when the respective uncertainty is resolved.

Finance income

Finance income consists of interest received or receivable on funds invested, monetary updates arising from legal disputes, foreign exchange gains, gains on currency hedging instruments intended for offsetting currency losses, gains on hedging instruments that are not part of a hedge accounting relationship, gains on financial assets classified as at fair value through profit or loss, and as any gains due to hedge ineffectiveness.

Interest income is recognized on an accruals basis unless collectability is in doubt.

Expenses

(g)	Expenses

Finance expenses

Finance expenses comprise interest payable on borrowing, calculated using the effective interest rate method, present value adjustment for trade payables, foreign exchange losses, losses on currency hedging instruments intended for the offsetting of currency gains, results on interest rate hedging instruments, losses on hedging instruments that are not part of a hedge accounting relationship, losses on financial assets classified as held for trading, impairment losses on financial assets classified as available for sale, and any losses due to hedge ineffectiveness.

All interest costs incurred in connection with borrowing or financial transactions are expensed as incurred as part of finance expenses, except when capitalized. Any difference between the initial amount and the maturity amount of interest-bearing loans and borrowing, such as transaction costs and fair value adjustments, are recognized in the income statement over the expected life of the instrument based on the effective interest rate method. The interest expenses component of finance lease payments is also recognized in the income statement using the effective interest rate method.

Royalty expenses

Royalties are classified as cost of goods sold.

Exceptional items

(h)	Exceptional items

Exceptional items are those that, because of their peculiarities, in Management’s judgment need to be disclosed separately. In determining whether an event or transaction is exceptional, Management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence, and the potential impact on the variations in profit or loss. These items are disclosed in the income statement or separately disclosed in the notes to the financial statements. Transactions that may give rise to exceptional items are principally restructuring activities, amnesties, acquisitions of subsidiaries, impairment losses, and gains or losses on disposal of assets and investments.

Income tax and social contribution

(i)	Income tax and social contribution

Income tax and social contribution for the year comprises current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or other equity accounts. In these cases, the tax effect is also recognized directly in comprehensive income or equity account (except interest on shareholder’s equity. See Note 3 (q)).

The current tax expense is the expectation of payment on the taxable income for the year, using tax rates enacted, or substantially enacted, at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred taxes are recognized using the balance sheet liability approach. This means that a deferred tax liability or asset is recognized for all taxable and tax-deductible temporary differences between the tax and accounting basis of assets and liabilities. Under this method, a provision for deferred taxes is also calculated on the differences between the fair value of assets and liabilities acquired in a business combination and their tax basis. IAS 12 prescribes that no deferred tax liability on goodwill recognition, and no deferred tax asset/liability is recorded: (1) at the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and (2) on differences related to investments in subsidiaries to the extent that they are not reversed in the foreseeable future. The amount of deferred tax provided is based on the expectation of the realization or settlement of the temporary difference, using currently or substantially enacted tax rates. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

The deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available. The deferred income tax asset is reduced to the extent that it is no longer probable that the future taxable benefit will occur.

Furthermore, the Company applies the provisions of IFRIC 23 - Uncertainty on the Treatment of Income Taxes, in relation to the treatments that affected the calculation of income taxes (uncertain tax treatments), as disclosed in note 30 – Contingencies – Uncertainties about treatment of IRPJ and CSLL.

Property, plant and equipment

(j)	Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. The cost includes the purchase price, borrowing costs incurred during the construction period and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management (e.g. nonrefundable tax, transportation and the costs of dismantling, removal and site restoration, if applicable). The cost of a self-constructed asset is determined using the same principles as an acquired asset. The depreciation methods, residual value, and the useful lives are reassessed and adjusted if appropriate, on an annual basis.

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of such assets.

Land is not depreciated since it is deemed to have an indefinite useful life.

Property, plant and equipment, and depreciation include the effects of using the predecessor basis of accounting (Note 3 (c)).

Subsequent expenditure

The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing a component of such an item if it is probable that the future economic benefits of the component will flow to the Company and the cost of the component can be measured reliably. All other costs are expensed as incurred.

Depreciation

The depreciable amount is the cost of an asset less its residual value. The residual values, if significant, are reassessed annually. Depreciation is calculated from the date on which the asset is available for use, using the straight-line method over the estimated useful lives of the assets. The right-of-use assets are depreciated over the term of each contract.

The estimated useful lives of the major classes of property, plant and equipment are as follows:

Buildings	25 years
Plant and equipment	15 years
Fixtures	10 years
Fittings	10 years
Assets for external use / commercial assets	2 - 5 years

The assets’ residual values and useful lives are reviewed when necessary. Management uses its judgment to assess and ascertain the useful lives of these assets.

Gains and losses on sale

Gains and losses on sales are determined by comparing the results with the carrying amounts and are recognized in other operating income/(expenses) in the income statement.

Leases

With the adoption of IFRS 16 – Leasings, the Company began to recognize a right-of-use asset and a liability at the date of the beginning of the lease term.

The Company recognizes the right-of-use asset and a corresponding lease liability related to all lease contracts which is the lessee, except for short-term leases (defined as leases with terms of 12-month or less) and leases of low value assets, that comprehend goods with value equal or below US$5,000.00. To these leases, the Company recognizes the lease payments as operating expense during the lease course.

Currently, the main leases by the Company are related to trucks, forklifts, real estate, commercial vehicles and industrial equipment contracts.

The lease liability is initially measured at lease payments present value, discounted by using the rate implicit in the lease. If the rate cannot be promptly determined, the Company uses its incremental loan rate specific for the country, deadline and currency of the contract or other local criteria.

Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or known rate at the commencement date, and purchase options or extension options payments if the Company is reasonably certain to exercise these options. All contracts establish an annual readjustment of payments according to the rates established in the contract.

A lease liability is remeasured upon a change in the lease term or on the future payments and the corresponding adjustment is also made in right-of-use assets.

The Company applies IAS 36 to determine if right-of-use asset are subject to impairment and to record eventual losses by impairment.

The lease liability is disclosed in the “Interest-bearing loans and borrowing” line and the right-of-use assets are disclosed in the “Property, plant and equipment” line of the balance sheet.

Goodwill

(k)	Goodwill

Goodwill arises on acquisitions of subsidiaries, associates, and joint arrangement and it is determined as the excess between the sum of (i) the consideration paid in exchange for control of the acquiree; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired and liabilities assumed, measured in accordance with IFRS 3 - “Business Combinations” as at the date of acquisition. All business combinations are accounted for using the purchase method.

In compliance with IFRS 3 - “Business Combinations”, goodwill is carried at cost and not amortized, but is tested for impairment at least annually, or whenever there are indications that the cash generating unit (“CGU”) to which the goodwill has been allocated could be impaired. Impairment losses recognized on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is expressed in the functional currency of the CGU or joint operation to which it relates and translated into Reais using the year-end exchange rate.

If the Company’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognized exceeds the costs of the business combination, such excess is recognized immediately in the income statement.

Expenditure on internally generated goodwill is expensed as it is incurred.

Goodwill includes the effects of applying the predecessor basis of accounting (Note 3 (c)).

For associates and joint ventures, goodwill is included in the carrying amount of the investment in the associate/joint venture.

Intangible assets

(l)	Intangible assets

Brands

When a portion of the consideration paid in a business combination relates to brands, this is recognized in a specific intangible assets account, and measured at fair values as at the acquisition date. Subsequently, the value of brands can be reduced in the case of impairment losses. Internally generated expenditure for brand development is recognized within expenses.

Software

Purchased software is measured at cost less accumulated amortization. Amortization related to software is included in the cost of sales, commercial expenses or administrative expenses, based on the business activity which the software is intended to support.

The expenditures related to software maintenance are recognized as expense, as incurred. The expenditures with development, as the expenditures with employees allocated in software development, which are directly attributed to identifiable and exclusive software, controlled by the Company, are recognized as intangible assets.

Commercial intangibles

The Company records supply rights, which consists in the Company's right to supply a customer and the customer's commitment to purchase the Company's products, and distribution rights which are the rights to sell specific products in a certain territory.

Other intangible assets

Other intangible assets, acquired by the Company, including multi-year sponsorship rights, are measured at cost less accumulated amortization and impairment losses.

Amortization

Intangible assets with definite useful lives are amortized on a straight-line basis over their estimated useful lives. Licenses, supply, and distribution rights are amortized over the period for which the rights exist, based on the contract terms, which vary, in general, from 1 to 8 years. Brands are considered to have indefinite lives, and therefore, are not amortized. Software and capitalized development costs related to technology are amortized over a period of 3 to 5 years.

Items that are not amortized are tested for impairment on an annual basis.

Gains and losses on sale

Net gains on sale of intangible assets are presented in the income statement as other operating income. Net losses on sale are included as other operating expenses. Net gains and losses are recognized in the income statement when the control has been transferred to the buyer, recovery of the consideration is probable, the associated costs can be estimated reliably.

Recognition of assets and liabilities relating to extemporaneous tax debits or credits

(m) Recognition of assets and liabilities relating to extemporaneous tax debits or credits

The accounting policy applied by the Company considers the extemporaneous tax credits and debits of any nature as determined by IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, except for income taxes, which the Company applies the policy disclosed in item (i) – Income tax and social contribution of this note.

Credits are recognized only when Management has elements that guarantee (i) that the credit is virtually certain; and (ii) the amount could be estimated with sufficient reliability to enable it to be compensated or refunded. In cases where the recovery of the asset is probable, or the amount cannot be reliably measured, the amounts are not recognized in the account, but presented in Note 30 - Contingencies related to contingent assets. Management understands that, in cases of lawsuits involving contingent assets, a final and unappealable decision on the specific lawsuit of the Company is required to confirm the existence of its rights, except where specific circumstances pertinent to the case allow the recognition of its rights with sufficient objectivity and reliability.

Debits are recognized only when (i) these are based on a past event; (ii) there is a present obligation arising from this past event; (iii) it is probable that an outflow of resources will be required; and (iv) the amount can be estimated sufficiently reliably. If the expected disbursement is possible, or the amount cannot be sufficiently reliably measured, the amounts are presented in Note 30 - Contingencies.

Contingent assets and liabilities are assessed periodically to ensure that they are appropriately reflected and disclosed in the financial statements.

From October 1, 2020, the accounting policy for the recognition of assets and liabilities of extemporaneous tax credits and debits of any nature to record as “Other operating income/(expenses)”, with an exception for amnesty payments, accounted for as exceptional items, given their one-off nature.

Inventory

(n)	Inventory

Inventory is initially recorded at the acquisition cost and subsequent valued at the lower of their cost and net realizable value. Cost includes expenditure incurred to acquire the inventory and bring it to the location and condition required for use. The weighted average method is used to determine the cost of inventory.

The cost of finished products and work in progress includes raw materials, other production materials, direct labor, other direct costs, gains and losses on derivative financial instruments, and an allocation of fixed and variable overheads based on the normal operating capacity. Fixed costs not allocated or idle costs not held in inventory, are recognized directly in the income statement, as determined by IAS 2.

The amount of inventory is reduced on a case-by-case basis if the anticipated net realizable value declines below the carrying amount. The net realizable value is the estimated selling price in the ordinary course of business, less the costs of bringing the inventory to the condition required for sale, and the selling costs.

The calculation of the net realizable value takes into consideration the specific characteristics of each category of inventory, such as the expiry date, the remaining shelf life, and any indicators of slow-moving inventory, amongst others.

Provisions for impairment losses are constituted, when necessary, in compliance with write-offs, slow moving and obsolete inventory of the Company’s policies.

Trade receivables

(o)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the unconditional consideration, unless they contain significant financing components, in which case they are recognized at fair value. The Company holds trade receivables with the objective of collecting the contractual cash flow, and therefore measures them subsequently at amortized cost using the effective interest rate method.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses whereby impairment allowances for trade receivables are measured upon initial recognition on the basis of the expected 12-month credit losses. This is primarily based on past experience of credit losses, current data on overdue receivables and credit score information. Prospective information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, such indicators show a strong correlation with actual credit losses. Typically trade receivables which are outstanding for more than 90 days are fully provisioned.

Other assets are mainly composed of loans to customers, cash deposits on guarantees and tax receivables. These instruments are initially recognized at fair value and subsequently measured at amortized cost. Any impairment losses and foreign exchange results are directly recognized in profit or loss.

If the receivable term is equivalent to one year or less, the accounts receivable are classified as current assets. Otherwise, they are presented as non-current assets.

Cash and cash equivalents

(p)	Cash and cash equivalents

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly liquid investments with an insignificant risk of changes in value which are readily convertible into cash. They are stated at their face value, which approximates the fair value.

For the purpose of the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.

Equity

(q)	Equity

Issued capital

The Company's issued capital consists only of common shares.

Repurchase of shares

When the Company repurchases its own shares, the amount paid, including any directly attributable additional costs is recognized as deductions from equity attributable to shareholders, in the line item “treasury shares”.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and interest on shareholder’s equity

Dividends and interest on shareholders’ equity are recognized in liabilities from the date on which they are approved by a Board of Directors’ Meeting, except for the minimum statutory dividends provided for under the Company’s bylaws, which are recognized as a liability, when applicable, at the end of each fiscal year.

The interest expense attributable to capital to shareholders is recognized in income for the purposes of the calculation of Brazilian income and social contribution tax, and is subsequently reclassified from shareholders' equity for presentation purposes in the financial statements.

Interest-bearing loans and borrowings

(r)	Interest-bearing loans and borrowings

Interest-bearing loans and borrowing are recognized initially at fair value less attributable transaction costs. Subsequent to their initial recognition, interest-bearing loans and borrowing are stated at amortized cost, with any differences between the initial and maturity amounts recognized in the income statement over the expected life of the instrument on an effective interest rate basis.

Borrowing costs directly related to the acquisition, construction or production of a qualifying asset which requires a substantial period of time to prepare for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that the future economic benefits associated with the item will flow to the Company, and the costs can be measured reliably. Other borrowing costs are recognized as finance expenses in the period in which they are incurred.

Employee benefits

(s)	Employee benefits

Post-employment benefits

Post-employment benefits include pensions managed in Brazil by Instituto Ambev de Previdência Privada (“IAPP”), post-employment dental benefits and post-employment medical benefits managed by Fundação Zerrenner. Usually, pension plans are funded by payments made by both the Company and its participants, considering the recommendations of independent actuaries. Post-employment dental benefits and post-employment medical benefit obligations are funded using the returns on the assets of the Fundação Zerrenner plan. If necessary, the Company may contribute some of its profits to Fundação Zerrenner.

The Company manages defined benefit and/or defined contribution plans and/or medical and dental assistance plans for the employees of its companies located in Brazil and its subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada.

The Company maintains both funded and unfunded plans.

s.1) Defined contribution plans

A defined contribution plan is a pension plan under which the Company pays fixed contributions into a fund. The Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees for the benefits relating to their service in the current and prior periods.

The contributions to these plans are recognized as expenses in the period during which they are incurred.

s.2) Defined benefit plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation level.

For defined benefit plans, expenses are assessed separately for each plan using the projected credit unit method. The projected credit unit method takes into account that each period of service gives rise to an additional unit of benefit and measures each such unit separately. Based on this method, the cost of providing pensions is charged to the income statement over the period of service of the employee. The amounts charged to the income statement consist of current service costs, interest costs, past service costs and the effect of any agreements and settlements. The obligations of the plan recognized in the balance sheet are measured at the present value of the estimated future cash outflows using a discount rate equivalent to the government´s bond rates with maturity terms similar to those of the respective obligation and the fair values of the plan assets.

Past service costs arise from the introduction of a new plan or changes to an existing plan. They are recognized immediately in the income statement, at the earlier of: (i) when the settlement/curtailment occurs; or (ii) when the Company recognizes the related restructuring or termination costs, unless those changes are conditional upon the employee’s continued employment, for a specific period of time (the period in which the rights are acquired). In such cases, past services costs are amortized using the straight-line method over the period during which the rights were acquired.

Actuarial gains and losses consist of the effects of differences between the previous actuarial assumptions and the actual results, and the effects of changes in actuarial assumptions. Actuarial gains and losses are fully recognized in carrying value adjustments.

Remeasurements, representing actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, both excluding net interest, are recognized in full in the period in which they occur in the statement of comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.

When the amount of the defined benefit obligation is negative (an asset), the Company recognizes those assets (prepaid expenses), to the extent of the value of the economic benefit available to the Company either from refunds or reductions in future contributions.

Other post-employment obligations

The Company and some of its subsidiaries provide post-employment medical benefits, the reimbursement of medication expenses and other benefits to certain retirees. These benefits are not granted to new retirees. The expected costs of these benefits are recognized over the period of employment, using an accounting methodology like that for defined benefit plans, including actuarial gains and losses.

Termination benefits

Termination benefits are recognized as expenses at the earlier of: (i) when the Company is demonstrably committed, without a realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date; and (ii) when the Company recognizes costs related to restructuring.

Bonuses

Bonuses granted to employees and managers are based on pre-defined company and individual target achievement. The estimated amount of the bonus is recognized as an expense in the period during which the bonus is earned.

Share-based payments

(t)	Share-based payments

Different share and share option programs allow management and other members appointed by the Board of Directors and People Committee, as each case, to acquire shares in the Company as in Note 25 - Share-based payments.

Trade payables

(u)	Trade payables

Trade payables are recognized initially at their fair values and subsequently at amortized cost using the effective interest method. When relevant, trade payables values are adjusted by their present value, considering the following assumptions to calculation: (i) the amount to be discounted; (ii) the settlement dates; and (iii) the discount rate, in accordance with IFRS 13.

Provisions and contingent liabilities

(v)   Provisions and contingent liabilities

Provisions are recognized when: (i) the Company has a present obligation (legal or constructive) as a result of past events; (ii) it is likely that a future disbursement will be required to settle the current obligation; and (iii) the amount of the obligation can be estimated reliably.

Provisions, except for those mentioned in the line item Disputes and litigation, are determined by discounting the expected future cash flow, to a pre-tax rate, which reflects the current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Restructuring

A provision for restructuring is recognized when the Company has approved a detailed restructuring plan, and the restructuring has either commenced or been announced. Costs relating to the ongoing and future activities of the Company are not provided for but are recognized when expenses are incurred. The provision includes the benefit commitments in connection with early retirement and redundancy schemes.

Disputes and Litigations

A provision for disputes and litigation is recognized when it is more likely than not that the Company will be required to make future payments as a result of past events. Such items may include but are not limited to, claims, suits and actions filed by or against the Company relating to antitrust laws, violations of distribution and license agreements, environmental matters, employment-related disputes, claims from the tax authorities, and other matters.

Contingent liabilities

The Company and its subsidiaries have tax, civil and labor lawsuits defined as contingent liabilities, according to IAS 37, for which no provisions have been recorded, due to the judgment by management for developing the estimate. Possible contingent liabilities are not recognized but are disclosed in note 30 - Contingencies.

The contingent liabilities with remote possibility of outflow in settlement are not disclosed, as the possibility of any disbursement in the settlement is remote, in accordance with IAS 37.

From the fourth quarter of 2022 onwards, the nomenclature of the accounting policy “provisions” was changed to “provisions and contingent liabilities”.

Financial Instruments and hedge accounting

(w)	Financial Instruments and hedge accounting

Classification and Measurement

The company uses financial instruments to implement its risk management strategy and policy. Derivatives are generally used to mitigate the impact on the Company’s performance due to changes in foreign currencies, interest rates, equity prices and commodity prices. The Company’s financial risk management policy prohibits the use of derivatives not related to the Company’s core business.

Financial assets (except for accounts receivable without a significant financing component) or financial liabilities are initially measured at fair value, plus, for an item not measured at fair value through profit or loss, transaction costs directly attributable to their acquisition or issue. Accounts receivable without a significant financing component are initially measured at the transaction price.

Upon initial recognition, a financial asset is classified either: (i) at amortized cost; (ii) at fair value through other comprehensive income - debt instruments; (iii) at fair value through other comprehensive income - equity instruments; or (iv) at fair value through profit or loss.

Financial assets are not reclassified subsequently to initial recognition, unless the Group changes the business model for the management of financial assets, in which case all impacted financial assets are reclassified on the first day of the post-change business model.

The classification of the Company’s financial assets is as follows:

▪ Debt instruments at fair value through other comprehensive income, with gains or losses recycled to profit or loss upon derecognition. Financial assets in this category quoted debt instruments held by the Company in line with its business model either to collect cash flow or for sale.

▪ Equity instruments designated as at fair value through other comprehensive income, with no recycling of gains or losses to the profit or loss upon derecognition. This category only includes equity instruments which the company intends to hold for the foreseeable future, and which it has irrevocably elected to classify thus upon their initial recognition or transition. These instruments are not subject to impairment testing.

▪ Financial assets and liabilities at FVPL: comprise derivative instruments and equity instruments which were not designated as FVOCI. This category also includes debt instruments with cash flow characteristics which are not held within a business model with the objective either to collect contractual cash flow, or both to collect contractual cash flow and for sale.

The measurement of the Company’s financial assets is as follows:

Hedge accounting

The company designates certain derivatives as hedging instruments to hedge the risk related to the variability of foreign exchange rates, interest rates and commodity prices. Derivative financial instruments, that are contracted to protect against the exposure but that do not meet all of the hedge accounting requirements, will be recognized at fair value through profit or loss.

Derivative financial instruments are initially recognized at fair value. The fair value is the value at which an asset can be realized, or a liability settled, between knowledgeable and willing to negotiate parties of such financial instruments’ characteristics under normal market conditions. The fair value of derivative financial instruments can be obtained from market prices or from pricing models that reflect current market rates, as well as the credit quality of the counterparty.

Subsequent to initial recognition, derivative financial instruments are remeasured to their fair value as at the date of the financial statements. Changes in the fair values of derivative financial instruments are recognized in current income, except when these instruments are cash flow hedges or net investment hedges, where portions of gains or losses on the hedge instrument defined as effective hedges are recognized in comprehensive income. The hedge designated instrument is the effective element present in the term contract, of which only the present element value change is recognized in comprehensive income. The term element, which can be separated and excluded from the financial instrument designation as hedge instrument is recognized in financial result, in accordance with IFRS 9 - Financial Instruments.

The Company contracts commodities derivatives which have similar terms to the hedged items. The Company applies component hedging to its commodities. The hedged component is contractually specified and matches with what is defined in the derivative contract, and therefore the hedge ratio is always 1:1. Hedge effectiveness is assessed on a qualitative basis. Whenever the terms do not match, the company uses the hypothetical derivatives method to assess the hedge effectiveness. Therefore, usually causes of ineffectiveness include changes in the timing of forecast transactions, changes in the quantity of the commodity to be hedged, or changes in the credit risk of either party to the derivative contract.

Cash flow hedge accounting

Cash flow hedges are used to protect the cash flow exposure of a recorded asset or liability, or the foreign currency risk or commodity price variations associated with a highly probable transaction, the effective portion of any (gain or loss) on the derivative financial instrument is recognized directly in the comprehensive income statement (cash flow hedge reserve), and will be reclassified from the cash flow hedge reserve to the same line item within which and the same period during which the cash flow futures were hedged. The ineffective portion of any gain or loss is recognized immediately in the current income statement, in the financial result.

When a hedging instrument or a hedging relationship is terminated, but the hedged transaction is still expected to occur, the cumulative gains and losses (up to the date of termination) remain within comprehensive income, being reclassified in accordance with the above practice, when the transaction being protected occurs. If the hedged transaction is no longer probable, the accumulated gains and losses recognized in comprehensive income are reclassified immediately to the current income statement.

Fair value hedge accounting

When a derivative is intended to hedge the variability in the fair value of a recognized asset or liability, or of a firm commitment, any resulting (gain or loss) on the hedging instrument is recognized in profit or loss. The carrying amount of the hedged item is also adjusted for changes in the fair value related to the risk being hedged, with any gain or loss being recognized in the income statement.

Net investment hedge accounting

When a non-derivative foreign currency liability hedges a net investment in a foreign operation, exchange differences arising on the translation of the liability into the functional currency are recognized directly in other comprehensive income (translation reserves). Any ineffectiveness is recognized immediately in profit or loss.

When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves), while the ineffective portion is reported in profit or loss.

Derivatives at fair value through profit or loss

Certain derivative financial instruments do not qualify for hedge accounting. Changes in the fair values of any of those derivative financial instruments are recognized immediately in profit or loss.

Impairment of financial assets

On an annual basis, Management performs impairment testing for financial assets or groups of financial assets. If a trigger event occurs, a financial asset or group of financial assets will be deemed to be impaired. An asset or group of financial assets is deemed impaired, and impairment losses are recorded, only if there is evidence of impairment as a result of one or more events occurring after the initial recognition of the assets (a "loss event") and that event (or events) has an impact on the estimated future cash flow from the financial asset or group of financial assets, and can be estimated reliably.

Impairment of non-financial assets

(x)	Impairment of non-financial assets

The carrying amounts of non-financial assets, such as property, plant and equipment and intangible assets with defined useful lives are reviewed, at least, at each reporting date to determine the existence of any indication of impairment. If there is any indication, the asset’s recoverable amount is estimated, and the non-recoverable amount is recognized as an impairment in the income statement.

The goodwill and intangible assets with indefinite useful life are tested for impairment on an annual basis, regardless of any indication, by comparing its accounting value with its recoverable value.

Goodwill, intangible assets not yet available for use, and intangibles with indefinite useful lives, are tested for impairment at the business unit level (one level below the reportable segment level) at least annually, or whenever there is any indication of impairment.

An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit (“CGU”) exceeds its recoverable amount. Impairment losses are recognized in the income statement. Intangible assets with an indefinite useful life are tested on a fair value approach applying multiples that reflect current market transactions to indicators that drive the profitability of the asset or the royalty stream that could be obtained from licensing the intangible asset to another party in an arm’s length transaction.

The recoverable amounts of other assets are determined as the higher of their fair value less costs to sell and their value in use. For an asset that does not generate substantially independent cash inflows, the recoverable amount is allocated to the CGU to which the asset belongs. The recoverable amounts of the CGU to which the goodwill and the intangible assets with indefinite useful lives belong are based on the fair value net of selling expenses, using EBITDA multiples observed in the market for previous business combinations involving comparable businesses in the brewing industry. For some CGUs, these calculations are corroborated using the fair-value less costs of disposal approach, where the free cash flow of these CGUs is discounted to fair value using a discount rate after tax that reflects current valuation models for the time value of money, and the risks specific to the asset.

Non-financial assets, except for goodwill, are reviewed for the possible reversal of the impairment at the reporting date. Impairment losses are reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Tax incentives and subsidized loans

(y)   Tax incentives and subsidized loans

The Company is entitled to state tax benefits in Brazil, provided by government grants. Referred grants may be in the form of rate reduction, calculation basis reduction, financing or subsidized loans, presumed credits, effective collection, payment deferral or partial reductions of state tax payable. The effective collection incentives are recorded in the operating net revenue, due to its nature, as the others are recognized in other operating income.

As before mentioned, among the tax incentives granted to the Company, there are state tax incentive programs to promote industrial development either by financing or by deferring payment of taxes. These state programs are intended to promote, in the long-term, increases in employment rates, industrial decentralization, as well as to complement and diversify states industrial matrix.

In the case of these programs, the tax terms are set in the respective state normative acts and state concessive acts, depending on their nature, when conditions for obtaining these grants exist, they are under the Company's control. Such benefits comply with the systematic set by Complementary Federal Law 160/2017 and by Convênio CONFAZ 190/2017. The financial component of these incentives is recorded in the income statement, on an accrual basis.

The financing or payment deferral forms of benefits, as the interest rates and terms of these loans could be advantageous compared to market conditions, are considered as subsidized loans as intended by IAS 20. The respective subsidies consist of the gains identified by comparing the value of these operations under the market conditions to the value agreed in the contracts. Thereby, upon receipt of funding, the subsidy calculated is recorded in Other operating income, following the treatment for the other ICMS subsidies of similar nature. Management reviews the market conditions prevailing in the year to assess such subsidies on an annual basis.

Monthly, considering of the value of the consideration, the period to maturity, the contract interest rate and the abovementioned discount rate, the reduction in present value adjustment is allocated to financial income, to bring the balance to zero by the time of settlement of each consideration.

Such financing is recognized as liability adjusted to its present value. When there is an intervening financial institution in the transaction, the financing is recorded at “interest-bearing loans and borrowings”, otherwise, they are recorded at “trade payables”, due to the underlying economic essence and nature of the transaction.

From the fourth quarter of 2022, the nomenclature of the accounting policy “government grants” was changed to “tax incentives and subsidized loans”.